ORGANIZATION, PRINCIPAL ACTIVITIES AND MANAGEMENT’S PLANS	12 Months Ended
Mar. 31, 2023
Accounting Policies [Abstract]
ORGANIZATION, PRINCIPAL ACTIVITIES AND MANAGEMENT’S PLANS

NOTE 1 – ORGANIZATION, PRINCIPAL ACTIVITIES AND MANAGEMENT’S PLANS

Nemaura Medical Inc. (“Nemaura” or the “Company”), through its operating subsidiaries, performs medical device research and manufacturing of a continuous glucose monitoring system (“CGM”), named sugarBEAT®. The sugarBEAT® device is a non-invasive, wireless device for use by persons with Type I and Type II diabetes and may also be used to screen pre-diabetic patients. The sugarBEAT® device extracts analytes, such as glucose, to the surface of the skin in a non-invasive manner where it is measured using unique sensors and interpreted using a unique algorithm.

Nemaura is a Nevada holding company organized in 2013. Nemaura owns one hundred percent (100%) of Dermal Diagnostic (Holdings) Limited, an England and Wales corporation (“DDHL”) formed on December 11, 2013, which in turn owns one hundred percent (100%) of Dermal Diagnostics Limited, an England and Wales corporation formed on January 20, 2009 (“DDL”), and one hundred percent (100%) of Trial Clinic Limited, an England and Wales corporation formed on January 12, 2011 (“TCL”).

DDL is a diagnostic medical device company headquartered in Loughborough, Leicestershire, England, and is engaged in the discovery, development and commercialization of diagnostic medical devices. The Company’s initial focus has been on the development of the sugarBEAT® device, which consists of a disposable patch containing a sensor, and a non-disposable miniature transmitter device with a re-chargeable power source, which is designed to enable trending or tracking of blood glucose levels. All of the Company’s operations and assets are located in England.

The Company was incorporated in 2013 and has reported recurring losses from operations to date. These operations have resulted in the successful completion of clinical programs to support a CE mark (European Union approval of the product) approval, as well as a De Novo 510(k) medical device application to the U.S. Food and Drug Administration (“FDA”) submission. The Company expects to continue to incur losses from operations until revenues are generated through licensing fees or product sales. However, given the completion of the requisite clinical programs, these losses are expected to decrease over time. Management has entered into licensing, supply, or collaboration agreements with unrelated third parties relating to the United Kingdom (“UK”), Europe, Qatar, and all countries in the Gulf Cooperation Council.

Going Concern

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. As reflected in the accompanying financial statements, for the year ended March 31, 2023, the Company recorded a net loss of $14,143,735 and used cash in operations of $8,451,781. These factors raise substantial doubt about the Company’s ability to continue as a going concern within one year of the date that the financial statements are issued. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

In evaluating the going concern position of the company, management has considered potential funding providers and believes that financing to fund future operations could be provided by equity and/or debt financing. Even if the Company is able to obtain additional financing, it may contain undue restrictions on our operations, in the case of debt financing, or cause substantial dilution for our stockholders, in the case of equity financing.